Related party transactions - Schedule of Relationship Between Related Parties with their Groups (Detail)	12 Months Ended
Dec. 31, 2020
Chuan Wang
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Chairman and director of the Company (note i)
Shenglong Zou
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Co-founder, director and shareholder of the Company
Weimin Luo
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Director and Chief Operating Officer of the Company
Shenzhen Crystal Technology Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by a co-founder and director of the Company
Vantage Point Global Limited
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Aiden & Jasmine Limited
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Shareholder of the Company
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Note ii
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Note ii
Beijing Xiaomi Mobile Software Co., Ltd. ("Beijing Xiaomi Mobile Software") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Note ii
Beijing Millet Payment Technologies Co., Ltd. ("Beijing Millet Payment Technologies") [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Note ii
Guangzhou Millet Information Service Co Ltd [Member]
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Note ii
Shenzhen Xiaomi Technology Co., Ltd.
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Note ii
Beijing Itui
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)
Itui Online
Schedule of Other Related Party Transactions [Line Items]
Related parties relationship	Company owned by the principal shareholder of the Company (note iii)